Earnings per share (Details) - CHF (SFr) SFr / shares in Units, SFr in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [Abstract]
Net income / (loss) attributable to owners of the Company	SFr (14,678)	SFr (13,516)	SFr (11,143)	SFr (11,614)	SFr 4,164	SFr (8,793)	SFr (12,327)	SFr (9,455)	SFr (50,951)	SFr (26,411)	SFr (7,096)
Earnings per share (EPS) [Abstract]
Basic and diluted, income / (loss) for the period attributable to equity holders (in CHF per share)	SFr (0.22)	SFr (0.21)	SFr (0.19)	SFr (0.20)					SFr (0.82)	SFr (0.46)	SFr (0.14)
Weighted-average number of shares used to compute EPS basic and diluted (in shares)	67,553,262	64,862,822	57,423,650	57,368,015	58,396,586	57,164,145	57,048,187	56,855,987	61,838,228	57,084,295	50,096,859
Antidilutive securities [Abstract]
Share options issued and outstanding (in-the-money) (in shares)									1,472,589	1,341,042	1,687,900
Restricted share awards subject to future vesting (in shares)									109,041	122,014	0
Total (in shares)									1,581,630	1,463,056	1,687,900